Property and Equipment, Net (Details) - CNY (¥)	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expenses			¥ 71,697,000	¥ 76,353,000	¥ 108,303,000
Impairment loss			16,347	3,460	9,479
Loss on disposal			19,389,000	¥ 138,827,000	¥ 30,604,000
Building carrying amount		¥ 44,737	82,053
Pledged term	1 year	2 years
Loan borrowed	¥ 32,043,000	¥ 9,800,000	¥ 12,957,000